CONVERTIBLE DEBT (Details) $ / shares in Units, RUB in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB item	Dec. 31, 2003	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 RUB	Jan. 31, 2014 USD ($)	Dec. 31, 2013 RUB	Dec. 01, 2013 USD ($)	Dec. 01, 2013 RUB
CONVERTIBLE DEBT
Debt issuance costs | RUB							RUB 42
Repurchases of convertible debt			$ 89,000,000	RUB 5,397		RUB 6,096	6,414
Gain from repurchase of convertible debt			900,000	53		310	548
Carrying value of the Notes
Total convertible debt			309,100,000						RUB 18,750	RUB 27,374
Interest Expense			$ 19,900,000	1,208		1,293	RUB 1,091
1.125% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount of debt issued and sold													$ 90,000,000		$ 600,000,000	RUB 19,719
Interest rate (as a percent)	1.125%		1.125%		1.125%				1.125%	1.125%			1.125%	1.125%
Initial conversion rate, Class A shares received								19.44
Initial conversion price (in dollars per share) | $ / shares											$ 51.45
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes | item							20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes							30 days
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes							130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period							5 days
Number of consecutive trading days before five consecutive business days during the note measurement period							10 days
Principal amount used for debt instrument conversion ratio											$ 1,000
Net proceeds from the sale of Notes	$ 683,100,000	RUB 22,479
Debt issuance costs	4,100,000	228
Debt issuance costs allocated to additional paid-in capital	$ 700,000	RUB 38
Debt issuance costs deferred to be amortized to interest expense over the term of Notes					$ 3,400,000					RUB 190
Carrying value of the liability component of debt											576,700,000	RUB 18,972
Discount rate for computing present value of the liability component (as a percent)	4.84%	4.84%
Value of equity component of debt											113,300,000	RUB 3,728
Principal amount repurchased			$ 87,400,000		119,400,000						$ 150,000,000
Repurchases of convertible debt			82,000,000	5,397	$ 89,000,000	6,096	RUB 6,414
Gain from repurchase of convertible debt			(900,000)	RUB 53		RUB 310	RUB 548
Carrying value of the Notes
1.125% Convertible Senior Notes due December 2018			333,200,000						RUB 20,211	30,654
Unamortized debt discount			(23,000,000)						(1,396)	(3,129)
Unamortized debt issuance cost			(1,100,000)						(65)	(151)
Total convertible debt			$ 309,100,000						RUB 18,750	RUB 27,374
Term of debt					2 years	2 years
Effective interest rate on the liability component (as a percent)			5.10%		5.10%				5.10%	5.10%	5.10%	5.10%
1.125% convertible senior notes | Maximum
CONVERTIBLE DEBT
Additional aggregate principal amount of debt that can be purchased under right granted to initial purchasers	$ 90,000,000													RUB 2,981
Percentage of the trading price to the product of the last reported sale price of the entity's common stock and the conversion rate (as a percent)							98.00%